Annual Total Returns - Voya International High Dividend Low Volatility Fund (Class P3 Shares) [BarChart] - Class P3 Shares - Voya International High Dividend Low Volatility Fund - Class P3	Feb. 28, 2021
Bar Chart Table:
2011
2012
2013
2014
2015
2016
2017
2018
2019
2020	(0.24%)